PARENT COMPANY DISCLOSURES - Company Statement of Changes in Equity (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		£ 53,152	£ 49,413	£ 47,806
Total comprehensive income	[1]	(1,274)	4,935	1,497
Dividends paid (note 44)		(1,567)	(970)	(41)
Distributions on other equity instruments		(438)	(429)	(453)
Issue of ordinary shares		105	37	191
Share buyback		(2,013)
Issue of other equity instruments		745
Redemption of other equity instruments		(1,395)
Movement in treasury shares		(20)	(13)	293
Value of employee services:
Share option schemes		41	51	48
Other employee award schemes		183	131	74
Total transactions with owners		(4,357)	(1,196)	110
At 31 December		47,521	53,152	49,413
Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		50,398	47,604	46,494
Total comprehensive income		1,399	3,905	1,302
Dividends paid (note 44)		(1,475)	(877)	0
Distributions on other equity instruments		(438)	(429)	(453)
Issue of ordinary shares		105	37	191
Share buyback		(2,013)
Redemption of preference shares			0
Issue of other equity instruments		745
Redemption of other equity instruments		(1,396)
Movement in treasury shares		(59)	(24)	(52)
Value of employee services:
Share option schemes		41	51	48
Other employee award schemes		183	131	74
Total transactions with owners		(4,307)	(1,111)	(192)
At 31 December		47,490	50,398	47,604
Share capital and premium £ million | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		25,581	24,947	24,756
Dividends paid (note 44)			0
Issue of ordinary shares		105	37	191
Share buyback		(453)
Redemption of preference shares			597
Issue of other equity instruments		0
Redemption of other equity instruments		0
Value of employee services:
Total transactions with owners		(348)	634	191
At 31 December		25,233	25,581	24,947
Merger reserve £ million | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		6,806	7,420	7,420
Dividends paid (note 44)			0
Redemption of preference shares			(614)
Issue of other equity instruments		0
Redemption of other equity instruments		0
Value of employee services:
Total transactions with owners		0	(614)
At 31 December		6,806	6,806	7,420
Capital redemption reserve | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		4,479	4,462	4,462
Dividends paid (note 44)			0
Share buyback		453
Redemption of preference shares			17
Issue of other equity instruments		0
Redemption of other equity instruments		0
Value of employee services:
Total transactions with owners		453	17
At 31 December		4,932	4,479	4,462
Retained profits £ million
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		10,241	4,584	3,246
Total comprehensive income	[1]	3,233	6,365	923
Dividends paid (note 44)		(1,475)	(877)	0
Share buyback		(2,013)
Issue of other equity instruments		(5)
Redemption of other equity instruments		(36)	0	0
Movement in treasury shares		(20)	(13)	293
Value of employee services:
Share option schemes		41	51	48
Other employee award schemes		183	131	74
Total transactions with owners		(3,328)	(709)	415
At 31 December		10,145	10,241	4,584
Retained profits £ million | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		7,626	4,869	3,950
Total comprehensive income		961	3,476	849
Dividends paid (note 44)		(1,475)	(877)	0
Share buyback		(2,013)
Redemption of preference shares			0
Issue of other equity instruments		(5)
Redemption of other equity instruments		(37)
Movement in treasury shares		(59)	(24)	(52)
Value of employee services:
Share option schemes		41	51	48
Other employee award schemes		183	131	74
Total transactions with owners		(3,365)	(719)	70
At 31 December		5,222	7,626	4,869
Attributable to ordinary shareholders | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		44,492	41,698	40,588
Total comprehensive income		961	3,476	849
Dividends paid (note 44)		(1,475)	(877)	0
Issue of ordinary shares		105	37	191
Share buyback		(2,013)
Redemption of preference shares			0
Issue of other equity instruments		(5)
Redemption of other equity instruments		(37)
Movement in treasury shares		(59)	(24)	(52)
Value of employee services:
Share option schemes		41	51	48
Other employee award schemes		183	131	74
Total transactions with owners		(3,260)	(682)	261
At 31 December		42,193	44,492	41,698
Other equity instruments £ million
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		5,906	5,906	5,906
Total comprehensive income	[1]	438	429	453
Distributions on other equity instruments		(438)	(429)	(453)
Issue of other equity instruments		750
Redemption of other equity instruments		(1,359)
Value of employee services:
Total transactions with owners		(1,047)	(429)	(453)
At 31 December		5,297	5,906	5,906
Other equity instruments £ million | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		5,906	5,906	5,906
Total comprehensive income		438	429	453
Dividends paid (note 44)			0
Distributions on other equity instruments		(438)	(429)	(453)
Redemption of preference shares			0
Issue of other equity instruments		750
Redemption of other equity instruments		(1,359)
Value of employee services:
Total transactions with owners		(1,047)	(429)	(453)
At 31 December		£ 5,297	£ 5,906	£ 5,906

[1]	1 Total comprehensive income attributable to owners of the parent was a deficit of £1,370 million (2021: surplus of £4,834 million; 2020: surplus of £1,428 million).